Note 8 - Short-Term Investments (Details) - Realized Gains of the Sale of Available-For-Sale Securities (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Realized Gains of the Sale of Available-For-Sale Securities [Abstract]
Proceeds	$ 81,824,078	$ 916,228
Costs	81,664,295	952,411
Losses	127,835	(45,567)
Exchange difference	$ 31,948	$ 9,384